Document And Entity Information	0 Months Ended
May 28, 2015
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Jan. 31, 2015
Registrant Name	Advisors' Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Document Creation Date	May 28, 2015
Document Effective Date	May 29, 2015
Prospectus Date	May 29, 2015